Deferred IPO Costs	12 Months Ended
Mar. 31, 2026
Deferred IPO Costs [Abstract]
DEFERRED IPO COSTS

NOTE 9 — DEFERRED IPO COSTS

Deferred IPO costs consist of the following:

	March 31, 2026	March 31, 2025
Legal fees	$—	$424,100
Underwriting fees	—	125,937
Other professional advisors’ fees	—	371,180
	$—	$921,217